UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05739

Name of Fund: BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniEnhanced Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)
BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.5%
County of Jefferson Alabama, RB, Series A:
5.50%, 1/01/22	$2,750	$2,557,527
4.75%, 1/01/25	2,200	1,806,794

		4,364,321

Alaska — 0.6%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	400	395,116
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	1,200	1,288,920

		1,684,036

Arizona — 1.5%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	3,250	3,070,535
5.25%, 10/01/28	1,000	960,980
5.00%, 10/01/29	400	369,348

		4,400,863

California — 22.7%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC) (a):
5.65%, 10/01/24	10,185	7,984,836
5.57%, 10/01/25	6,000	4,624,920
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	5,388,800
Antelope Valley Community College District, GO, Election of 2004, Series B (NPFGC), 5.25%, 8/01/39	600	558,990
Arcadia Unified School District California, GO, CAB, Election of 2006, Series A (AGM), 4.96%, 8/01/39 (b)	1,600	222,704
Cabrillo Community College District California, GO, CAB, Election of 2004, Series B (NPFGC), 5.18%, 8/01/37 (b)	2,400	372,600

Municipal Bonds	Par (000)	Value

California (continued)
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	$550	$540,150
Sutter Health, Series B, 5.88%, 8/15/31 (c)	1,200	1,189,368
California State University, RB, Systemwide, Series A (NPFGC), 5.00%, 11/01/35	1,405	1,266,664
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	2,000	1,844,840
Chino Valley Unified School District, GO, Election of 2002, Series C (NPFGC), 5.25%, 8/01/30	850	838,772
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,420	1,336,021
Fresno Unified School District California, GO, Election of 2001, Series E (AGM), 5.00%, 8/01/30	900	843,516
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,300	1,224,873
Los Angeles Department of Water & Power, RB, Series C (NPFGC), 5.00%, 7/01/29	5,160	5,110,774
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC):
5.00%, 10/01/29	2,965	2,873,826
5.00%, 10/01/36	1,655	1,629,016
Norco Redevelopment Agency California, Tax Allocation Bonds, Refunding, Project Area No. 1 (NPFGC), 5.13%, 3/01/30	5,000	4,254,050
Orange County Sanitation District, COP, Series B (AGM):
5.00%, 2/01/30	1,500	1,496,355
5.00%, 2/01/31	900	892,143
Poway Redevelopment Agency California, Tax Allocation Bonds, Refunding, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	1,750	1,429,173

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2011	1

Schedule of Investments (continued)
BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	$4,150	$3,942,085
San Mateo County Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 5.53%, 9/01/30 (b)	12,740	3,880,094
State of California, GO:
5.13%, 6/01/27	20	19,239
5.13%, 6/01/31	60	55,398
Stockton Public Financing Authority California, RB, Parking & Capital Projects (NPFGC), 5.13%, 9/01/30	6,145	5,676,505
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/30	2,325	2,208,331
West Basin Municipal Water District California, COP, Refunding, Series B (AGC), 5.00%, 8/01/30	5,035	4,799,815

		66,503,858

Colorado — 1.3%
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian):
5.50%, 12/01/27	1,200	1,047,072
5.50%, 12/01/33	675	568,431
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT, 7.50%, 4/01/31	335	350,082
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	2,000	1,950,360

		3,915,945

District of Columbia — 1.7%
District of Columbia, RB, Series B-1 (NPFGC), 5.00%, 2/01/31	5,530	4,914,456

Florida — 13.6%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	1,600	1,482,752
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/32	4,000	3,762,760
Collier County School Board, COP (AGM), 5.00%, 2/15/23	3,000	3,062,160
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	850	841,976
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	3,000	2,739,480
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	1,400	1,432,116
County of Miami-Dade Florida, RB, Water & Sewer System (AGM), 5.00%, 10/01/39	4,950	4,635,229
County of Miami-Dade Florida, Refunding RB, Miami International Airport, AMT (AGC), 5.00%, 10/01/40	9,900	8,534,790
County of Orange Florida, Refunding RB, Series B (NPFGC), 5.13%, 1/01/32	4,200	4,066,314

Municipal Bonds	Par (000)	Value

Florida (concluded)
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	$1,450	$1,478,594
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC), 5.38%, 10/01/33	1,750	1,635,813
Miami-Dade County School Board, COP, Refunding, Series B (AGC):
5.25%, 5/01/31	100	97,917
5.00%, 5/01/33	2,000	1,860,260
Orange County School Board, COP, Series A (NPFGC), 5.00%, 8/01/31	2,000	1,875,620
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	275	269,448
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	2,000	2,037,880

		39,813,109

Georgia — 4.1%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	2,300	2,303,611
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	825	769,766
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 1/01/25	7,475	9,002,666

		12,076,043

Illinois — 23.1%
Chicago Board of Education Illinois, GO, Refunding, Series A:
(AGM), 5.50%, 12/01/31	3,000	3,074,910
Chicago School Reform Board, (NPFGC), 5.50%, 12/01/26	1,000	986,410
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	550	529,408
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT:
(AGM), 5.75%, 1/01/23	5,670	5,748,529
(Syncora), 6.00%, 1/01/29	2,500	2,507,125
City of Chicago Illinois, RB, Series A (AGC), 5.00%, 1/01/38	2,000	1,839,280
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A, AMT (NPFGC), 5.75%, 1/01/21	9,000	9,046,530
County of Cook Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (d)	2,460	2,673,454
County of Cook Illinois, GO, Refunding, Series A, 5.25%, 11/15/33	1,350	1,289,466
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/35	1,000	957,920
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	20,120	20,183,378

2	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2011

Schedule of Investments (continued)
BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 5.96%, 12/15/33 (b)	$9,950	$2,108,504
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM) (b):
5.83%, 6/15/27	1,300	462,722
6.25%, 6/15/44	3,450	350,624
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	675	644,180
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	9,480	11,187,538
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	4,400	4,118,796

		67,708,774

Indiana — 0.8%
Indiana Municipal Power Agency, RB, Series B, 5.75%, 1/01/34	400	401,464
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	1,825	1,870,789

		2,272,253

Iowa — 1.9%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,725	5,658,762

Louisiana — 1.0%
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,250	1,329,287
State of Louisiana, RB, Series A (NPFGC), 5.00%, 5/01/35	1,740	1,680,579

		3,009,866

Maryland — 0.4%
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 5.75%, 9/01/39	1,160	1,203,964

Massachusetts — 3.3%
Massachusetts HFA, RB, AMT (AGM):
Rental Mortgage, Series F, 5.25%, 1/01/46	1,700	1,582,139
S/F Housing, Series 128, 4.80%, 12/01/27 (e)	1,600	1,485,248
Massachusetts HFA, Refunding RB, AMT:
Rental Housing, Series A (AGM), 5.15%, 7/01/26	2,870	2,847,270
Series C, 5.35%, 12/01/42	1,150	1,032,332
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,700	2,700,000

		9,646,989

Michigan — 5.7%
City of Detroit Michigan, RB, Series B:
Second Lien, (AGM), 6.25%, 7/01/36	400	419,700

Municipal Bonds	Par (000)	Value

Michigan (concluded)
City of Detroit Michigan, RB, Series B (concluded):
Second Lien, (AGM), 7.00%, 7/01/36	$200	$220,550
Senior Lien, (AGM), 7.50%, 7/01/33	700	810,649
System, Second Lien, Series B (NPFGC), 5.00%, 7/01/36	3,600	3,087,468
City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,500	2,510,325
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	425	389,942
Michigan Higher Education Student Loan Authority, Refunding RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	1,500	1,500,450
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	1,100	1,042,481
Michigan Strategic Fund, RB, Detroit Edison Co. Project, Series C, AMT (Syncora), 5.45%, 12/15/32	4,300	3,965,546
Michigan Strategic Fund, Refunding RB, AMT (Syncora), Detroit Edison Co.:
Pollution, Series C, 5.65%, 9/01/29	1,410	1,378,218
Project, Series A, 5.50%, 6/01/30	1,300	1,236,079

		16,561,408

Minnesota — 0.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,500	2,624,125

Nevada — 5.3%
City of Carson City Nevada, RB, Carson- Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	3,100	2,742,043
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	850	887,238
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	3,800	3,515,380
Southwest Gas Corp. Project, Series A, AMT (FGIC), 4.75%, 9/01/36	75	60,319
Southwest Gas Corp. Project, Series D, AMT (NPFGC), 5.25%, 3/01/38	1,200	1,061,964
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	1,500	1,357,965
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	3,200	2,826,880
System, Subordinate Lien, Series C (AGM), 5.00%, 7/01/26	1,475	1,406,309
Las Vegas Valley Water District, GO, Refunding, Series A (NPFGC), 5.00%, 6/01/24	1,600	1,625,408

		15,483,506

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2011	3

Schedule of Investments (continued)
BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 9.7%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/31	$600	$527,928
Cigarette Tax (Radian), 5.75%, 6/15/34	305	266,780
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	9,325	9,324,534
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	7,800	7,668,492
School Facilities Construction, Series O, 5.13%, 3/01/28	2,250	2,248,628
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	2,000	2,133,940
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1:
(AGM), 5.50%, 9/01/25	5,000	5,235,300
(NPFGC), 5.50%, 9/01/28	815	822,294

		28,227,896

New York — 4.0%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	1,500	1,575,210
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	4,000	4,374,680
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4:
5.50%, 1/15/33	1,600	1,641,376
5.50%, 1/15/34	2,750	2,810,307
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,200	1,258,584

		11,660,157

North Carolina — 0.5%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	1,700	1,382,321

Ohio — 0.3%
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	1,025	935,026

Pennsylvania — 1.3%
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.25%, 10/01/32	1,500	1,429,035
Pennsylvania Turnpike Commission, RB, CAB, Sub-Series E, 6.48%, 12/01/38 (a)	2,750	1,882,017
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	400	410,252

		3,721,304

Puerto Rico — 1.9%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	3,200	3,276,864
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.70%, 8/01/41 (b)	8,500	1,107,380

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB (concluded):
First Sub-Series C, 6.00%, 8/01/39	$1,180	$1,176,802

		5,561,046

Rhode Island — 0.9%
Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC), 6.00%, 5/15/29	2,375	2,483,514

South Carolina — 1.3%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,000	1,032,970
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,000	2,865,360

		3,898,330

Tennessee — 1.8%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, Covenant Health, Series A, 5.04%, 1/01/38 (b)	600	100,830
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series B, 5.50%, 10/01/29	5,000	5,289,000

		5,389,830

Texas — 12.8%
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,100	2,268,987
5.38%, 11/15/38	1,350	1,371,087
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series A, AMT (NPFGC), 5.50%, 11/01/33	13,000	12,197,640
Lewisville ISD Texas, GO, Refunding, CAB, School Building (NPFGC), 4.67%, 8/15/24 (b)	4,475	2,237,724
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,725	1,741,060
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, AMT (NPFGC), 5.20%, 5/01/30 (e)	650	598,000
North Texas Tollway Authority, RB (AGC), System, First Tier:
Series K-1, 5.75%, 1/01/38	3,800	3,799,772
Series K-2, 6.00%, 1/01/38	4,015	4,093,212
North Texas Tollway Authority, Refunding RB, First Tier:
Series A, 6.00%, 1/01/28	2,795	2,887,179
System, (NPFGC), 5.75%, 1/01/40	1,600	1,503,648
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	5,150	4,734,446

		37,432,755

4	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Utah — 1.7%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	$5,000	$4,971,250

Virginia — 0.5%
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	1,530	1,531,469

Washington — 1.4%
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	900	796,473
5.25%, 10/01/39	625	574,744
Washington Health Care Facilities Authority, Refunding RB, Providence Health, Series D (AGM), 5.25%, 10/01/33	2,800	2,699,172

		4,070,389

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,375	1,231,959

Total Municipal Bonds – 127.9%		374,339,524

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

Arizona — 0.4%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,200	1,191,768

California — 5.5%
Anaheim Public Financing Authority California, RB, Electric System Distribution Facilities, Series A (AGM), 5.00%, 10/01/31	959	902,850
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,500	2,355,525
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	7,458	7,245,122
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	404	406,010
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	2,810	2,714,628
Tamalpais Union High School District California, GO, Election of 2001 (AGM), 5.00%, 8/01/28	1,605	1,565,774
University of California, RB, Series O, 5.75%, 5/15/34	840	891,618

		16,081,527

Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	900	878,872

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

District of Columbia — 1.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	$1,005	$1,052,878
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,770	1,913,306

		2,966,184

Florida — 6.1%
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/37	7,500	7,098,300
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	1,349	1,326,017
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.00%, 5/01/33	10,000	9,301,300

		17,725,617

Georgia — 5.8%
City of Atlanta Georgia, RB, General, Series B (AGM), 5.25%, 1/01/33	17,356	16,979,399

Illinois — 0.6%
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	1,880	1,842,074

Louisiana — 1.8%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/36	5,400	5,204,574

Massachusetts — 3.6%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	10,600	10,607,905

Nevada — 3.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	3,778	3,930,580
Clark County Water Reclamation District, GO, Series B:
5.50%, 7/01/29	4,499	4,623,410
5.75%, 7/01/34	1,829	1,934,216

		10,488,206

New Hampshire — 2.5%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth- Hitchcock Obligation (AGM), 5.50%, 8/01/27	7,390	7,403,672

New York — 1.9%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,260	1,314,115
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	3,100	3,002,164
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,300	1,308,151

		5,624,430

Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	580	568,864

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2011	5

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

South Carolina — 2.8%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	$3,120	$3,125,023
5.25%, 12/01/29	2,765	2,754,963
5.25%, 12/01/30	1,010	996,456
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,275	1,317,037

		8,193,479

Texas — 0.8%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	2,200	2,230,723

Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	350	349,255

Washington — 1.4%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	4,004	3,977,641

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,430	1,315,526

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 38.8%		113,629,716

Total Long-Term Investments (Cost – $506,742,634) – 166.7%		487,969,240

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.15% (g)(h)	6,099,163	6,099,163

Total Short-Term Securities (Cost – $6,099,163) – 2.1%		6,099,163

Total Investments (Cost – $512,841,797*) – 168.8%		494,068,403
Other Assets Less Liabilities – 1.0%		2,888,256
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (21.1)%		(61,634,331)
Preferred Shares, at Redemption Value – (48.7)%		(142,600,363)

Net Assets – 100.0%		$292,721,965

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$451,959,480

Gross unrealized appreciation	$5,753,529
Gross unrealized depreciation	(25,227,513)

Net unrealized depreciation	$(19,473,984)

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley Co., Inc.	$1,189,368	$9,732

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Variable rate security. Rate shown is as of report date.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares at April 30, 2010	Net Activity	Shares at January 31, 2011	Income

FFI Institutional Tax-Exempt Fund	7,207,423	(1,108,260)	6,099,163	$7,841

(h)	Represents the current yield as of report date.

6	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock MuniEnhanced Fund, Inc. (MEN)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$487,969,240	—	$487,969,240
Short-Term Securities	$6,099,163	—	—	6,099,163

Total	$6,099,163	$487,969,240	—	$494,068,403

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: March 25, 2011